Stock-Based Payments - Summary of Status of Restricted Stock Units (Details) - Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of year (in shares)	2,687,487	1,734,383
Granted (in shares)	2,768,128	1,747,554
Vested (in shares)	(739,561)	(286,837)
Forfeited (in shares)	(176,325)	(507,613)
Outstanding at end of period (in shares)	4,539,729	2,687,487
Weighted Average Grant Date Fair Value, Outstanding at beginning of year (in dollars per share)	$ 6.52	$ 7.4
Weighted Average Grant Date Fair Value, Granted (in dollars per share)	1.58	6.31
Weighted Average Grant Date Fair Value, Vested (in dollars per share)	7.32	7.7
Weighted Average Grant Date Fair Value, Forfeited (in dollars per share)	6.76	8.15
Weighted Average Grant Date Fair Value, Outstanding at end of period (in dollars per share)	$ 3.37	$ 6.52